PREPAID EXPENSES AND OTHER CURRENT ASSETS (Tables)	12 Months Ended
Dec. 31, 2017
PREPAID EXPENSES AND OTHER CURRENT ASSETS [Abstract]
Schedule of prepaid expenses and other current assets
		As of December 31,
	Note	2016	2017

Advances to third parties	(i)	$721	$14,457
Prepaid expenses		2,341	3,925
Deposits		4,259	4,308
Loan to third parties		1,261	2,720
Funds receivable	(ii)	4,495	3,880
Receivable from brokers	(iii)	5,853	-
Disposal of Mapbar Technology Limited (”Mapbar”)		-	4,585
Disposal of online wealth management business		-	3,482
Other receivable	(iv)	-	4,209
Other current assets		1,819	8,617

Total		$20,749	$50,183

(i)
Advances to third parties represents cash advanced to third party dealerships. Specifically, the Company acts as an agent and assists other dealerships in the sale of their cars by allowing them to move their cars to the Company's own lot and as an exchange, pays those third party dealerships an advance amounting to the value of the car. The Company subsequently agrees to market those cars and if successfully sold, receives a commission from those third party dealerships. The Company does not take title to the cars and merely acts as an agent. The advance is subsequently settled either (1) when the car is sold by the Company or (2) if the car is not sold, the cash is remitted back to the Company by the third party dealership. The balance was substantially collected after year-end and the commission earned from the above arrangements is immaterial for the year ended December 31, 2017.

(ii)
Funds receivable mainly represents balances paid by individuals for repayments of financing on Renren Fenqi as well as amounts paid by investors for investments made on Renren Licai that are held at a third party electronic payment service provider as of December 31, 2016 and 2017. The balances were collected subsequent to year-end.

(iii)
Receivable from brokers represents cash provided to brokers who hold the cash on behalf of the Company. The cash has not been used to purchase any securities and accordingly is recorded as a receivable. During the year ended December 31, 2017, the Company sold all its short-term securities and received the entire receivable back from the brokers.

(iv)
Other receivable represents cash advanced to customers of third party dealerships for purchase of cars for which loans were approved by a bank but for which the customers has not yet received the cash. The amount was subsequently collected by the Company after year-end.